Provision for Income Taxes	12 Months Ended
Mar. 31, 2025
Provision for Income Taxes [Abstract]
PROVISION FOR INCOME TAXES

NOTE 13 — PROVISION FOR INCOME TAXES

BVI

Grande Group are not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the two-tiered profits tax rates regime, the first HK$2 million of the estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The assessable profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the Hong Kong profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

The effective tax rates on income before income tax for the years ended March 31, 2025, 2024 and 2023 was 15.37%, 15.67% and 14.83%, respectively.

The current and deferred portions of the income tax expenses included in the consolidated statements of operations as determined in accordance with ASC 740 are as follows:

	March 31,
	2025	2024	2023
Current taxes	$294,179	$291,282	$—
Deferred taxes	—	42,789	222,690
Income tax expenses	$294,179	$334,071	$222,690

The following table reconciles statutory rate to effective tax rate:

	March 31,
	2025	2024	2023
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
– Non-taxable income	(0.10)%	(0.10)%	(0.63)%
– Non-deductible expenses	0.99%	0.16%	0.09%
– Temporary difference not recognized	(0.90)%	0.12%	0.33%
– Tax reduction	(0.01)%	(0.02)%	(0.05)%
– Income tax at concessionary rate	(1.11)%	(0.99)%	(1.41)%
Effective tax rate	15.37%	15.67%	14.83%

Realization of the Company’s deferred tax asset is dependent upon the Company generating sufficient taxable income in future years to obtain benefit from the reversal of temporary differences.

Uncertain tax positions are evaluated based upon the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustment may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. As of March 31, 2025, 2024 and 2023, the Company has no uncertain tax positions.

The Company files income tax returns in Hong Kong. The Company’s tax returns from inception through March 31, 2025 remain open and subject to examination. The Company is not currently under examination by any taxing authorities.

The Company’s policy is to recognize interest and penalties related to income tax matters as a component of income tax expense. The Company has not recognized interest or penalties in its consolidated statements of operations since inception.